Annual Operating Expenses {- Fidelity® Stock Selector All Cap Fund} - 09.30 Fidelity Stock Selector All Cap Fund-K PRO-10 - Fidelity® Stock Selector All Cap Fund - Fidelity Stock Selector All Cap Fund-Class K
Nov. 29, 2021
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%
Total annual operating expenses	0.58%